PIMCO Emerging Markets Corporate Bond Fund Shareholder Fees	Oct. 01, 2025 USD ($)
PIMCO Emerging Markets Corporate Bond Fund | Institutional
Prospectus [Line Items]
Shareholder Fee, Other	$ 0